Statements of Changes in Stockholders' Equity - USD ($) $ in Thousands		Total	Ordinary shares [Member]	Additional paid-in capital [Member]	Accumulated other comprehensive income (loss) [Member]	Accumulated deficit [Member]
Balance at Dec. 31, 2015		$ 21,545	$ 32	$ 69,086	$ (206)	$ (47,367)
Balance (in shares) at Dec. 31, 2015			11,100,453
Stock based compensation		1,628	$ 0	1,628	0	0
Issuance of Ordinary Shares	[1]	4,479	$ 2	4,477	0	0
Issuance of Ordinary Shares (in shares)	[1]		933,160
Issuance of common stock upon stock option exercises		255		255	0	0
Issuance of common stock upon stock option exercises (in shares)			115,613
Unrealized gain from marketable securities		121		0	121	0
Net loss		(16,953)		0	0	(16,953)
Balance at Dec. 31, 2016		11,075	$ 34	75,446	(85)	(64,320)
Balance (in shares) at Dec. 31, 2016			12,149,226
Stock based compensation		1,394	$ 0	1,394	0	0
Issuance of Ordinary Shares	[1]	15,017	$ 5	15,012	0	0
Issuance of Ordinary Shares (in shares)	[1]		1,874,827
Options and Restricted stock units Exercise		530	$ 1	529	0	0
Options and Restricted stock units Exercise (in Shares)			411,108
Unrealized gain from marketable securities		78		0	78	0
Net loss		(12,299)		0	0	(12,299)
Balance at Dec. 31, 2017		$ 15,795	$ 40	$ 92,381	$ (7)	$ (76,619)
Balance (in shares) at Dec. 31, 2017			14,435,161

[1]	See also Note 9.A.